February 26, 1997


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

	RE:	The Munder Funds, Inc. (the "Company")
		NetNet Fund (the "Fund")
		File Nos. 33-54748/811-7348
		CIK No. 894192
		Post-Effective Amendment No. 23 Accession No.
0000927405-97-000030

Dear Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Supplement to the Prospectus dated February 18, 1997 for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 23 (the "Amendment") to the Company's
Registration Statement on Form N-1A. This Amendment was filed electronically on February 18, 1997.

	Kindly return an electronic submittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Raina A. Williams
Raina A. Williams
Legal Product Manager
Enclosures

cc:	L. Rosen, Esq.
	P. Roye, Esq.
	W. Kotapish, Esq.
	T. Hamlin, Esq.
	T. Hogan
	J. Tedesco, Esq.









February 26, 1997


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

	RE:	The Munder Funds, Inc. (the "Company")
		NetNet Fund (the "Fund")
		File Nos. 33-54748/811-7348
		CIK No. 894192
		Post-Effective Amendment No. 23 Accession No.
0000927405-97-000030

Dear Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Supplement to the Statement of Additional Information dated
February 18, 1997 for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 23 (the
"Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on February 18, 1997.

	Kindly return an electronic submittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Raina A. Williams
Raina A. Williams
Legal Product Manager
Enclosures

cc:	L. Rosen, Esq.
	P. Roye, Esq.
	W. Kotapish, Esq.
	T. Hamlin, Esq.
	T. Hogan
	J. Tedesco, Esq.



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